CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Current assets:
Cash and cash equivalents	$ 265,675	$ 197,640
Time deposits with maturities over three months	139,433	96,214
Restricted cash	20,233	39,534
Accounts receivable, net of allowance for doubtful accounts of $ 48,089 and $49,094 as of June 30, 2017 and 2018, respectively	275,216	246,552
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts of $8,660 and $9,929 as of June 30, 2017 and 2018, respectively	161,012	162,096
Other receivables, net of allowance for doubtful accounts of $1,448 and $4,946 as of June 30, 2017 and 2018, respectively	30,467	20,036
Advances to suppliers	9,685	9,964
Amounts due from related parties	33,678	34,142
Inventories	58,074	45,660
Prepaid expenses	713	619
Income tax recoverable	6,712	5,169
Deferred tax assets	0	7,730
Total current assets	1,000,898	865,356
Non-current assets:
Restricted cash	1,401	522
Property, plant and equipment, net	80,210	80,529
Prepaid land leases	10,172	10,206
Intangible assets, net	3,186	1,928
Investments in equity investees	53,389	47,242
Investments in cost investees	4,195	4,024
Goodwill	48,359	47,326
Deferred tax assets	8,318	1,121
Total non-current assets	209,230	192,898
Total assets	1,210,128	1,058,254
Current liabilities (including amounts of the VIE without recourse to the primary beneficiary of $14,051 and $19,234 as of June 30, 2017 and 2018, respectively):
Derivative financial liability	412	487
Short-term bank loans	2,865	8,121
Current portion of long-term loans	350	420
Accounts payable	129,477	122,714
Construction costs payable	304	383
Deferred revenue	137,692	107,407
Accrued payroll and related expenses	14,299	13,600
Income tax payable	3,746	3,371
Warranty liabilities	5,622	5,386
Other tax payables	7,801	10,488
Accrued liabilities	25,133	23,950
Amounts due to related parties	5,353	2,301
Deferred tax liabilities	0	4,350
Total current liabilities	333,054	302,978
Accrued liabilities	2,410	2,220
Long-term loans	20,709	20,581
Deferred tax liabilities	9,366	6,689
Warranty liabilities	2,236	2,246
Total non-current liabilities	34,721	31,736
Total liabilities	367,775	334,714
Commitments and contingencies
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares issued and outstanding as of June 30, 2017 and 2018, respectively	60	60
Additional paid-in capital	223,396	222,189
Statutory reserves	45,970	41,130
Retained earnings	578,079	482,999
Accumulated other comprehensive income	(5,453)	(22,859)
Total Hollysys Automation Technologies Ltd. Stockholders' equity	842,052	723,519
Non-controlling interest	301	21
Total equity	842,353	723,540
Total liabilities and equity	$ 1,210,128	$ 1,058,254